Commitment and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Commitments and contingencies [line items]
Commitments net	$ 9,586	$ 10,778
Bank guarantees	1,358	1,352
Restricted time deposits	$ 660	$ 564
Bottom of range [member]
Commitments and contingencies [line items]
Bank guarantees, remaining expiry term	1 year
Top of range [member]
Commitments and contingencies [line items]
Bank guarantees, remaining expiry term	5 years